Note 13 - Unsecured Convertible Debentures - Liability and Equity Component Portions (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Effective interest	$ 14	$ 160	$ 160	$ 3	$ 17
Liability portion of unsecured convertible debentures [member]
Statement Line Items [Line Items]
Balance		1,612	1,406
Effective interest		365	366
Interest payable		(160)	(160)
Balance	1,406	1,817	1,612		1,406
Equity component of unsecured convertible debentures [member]
Statement Line Items [Line Items]
Balance		309	309
Effective interest
Interest payable
Balance	309	309	309		309
Unsecured convertible debentures [member]
Statement Line Items [Line Items]
Balance		1,921	1,715
Effective interest		365	366
Interest payable		(160)	(160)
Balance	$ 1,715	$ 2,126	$ 1,921		$ 1,715